First Quarter Report
March 31, 2023 (Unaudited)
Columbia Variable Portfolio – Select Large Cap Equity Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Equity Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.8%
Issuer	Shares	Value ($)
Communication Services 9.7%
Diversified Telecommunication Services 1.6%
AT&T, Inc.	2,617,348	50,383,949
Entertainment 1.4%
Activision Blizzard, Inc.	491,992	42,109,595
Interactive Media & Services 4.9%
Alphabet, Inc., Class C(a)	1,442,533	150,023,432
Media 1.8%
Comcast Corp., Class A	1,496,458	56,730,723
Total Communication Services		299,247,699
Consumer Discretionary 8.0%
Automobiles 0.8%
Tesla, Inc.(a)	118,569	24,598,325
Broadline Retail 4.1%
Amazon.com, Inc.(a)	1,230,289	127,076,551
Hotels, Restaurants & Leisure 3.1%
Hilton Worldwide Holdings, Inc.	357,725	50,392,721
Las Vegas Sands Corp.(a)	802,357	46,095,409
Total		96,488,130
Total Consumer Discretionary		248,163,006
Consumer Staples 8.0%
Beverages 2.0%
Coca-Cola Co. (The)	994,848	61,710,422
Consumer Staples Distribution & Retail 2.1%
Walmart, Inc.	432,503	63,772,567
Food Products 1.2%
Hershey Co. (The)	152,827	38,880,717
Household Products 2.7%
Procter & Gamble Co. (The)	567,631	84,401,053
Total Consumer Staples		248,764,759
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.6%
Oil, Gas & Consumable Fuels 3.6%
EOG Resources, Inc.	312,121	35,778,430
Exxon Mobil Corp.	683,581	74,961,493
Total		110,739,923
Total Energy		110,739,923
Financials 10.5%
Banks 1.9%
Bank of America Corp.	2,076,931	59,400,226
Capital Markets 3.0%
Morgan Stanley	586,393	51,485,305
S&P Global, Inc.	124,388	42,885,251
Total		94,370,556
Consumer Finance 1.4%
Discover Financial Services	440,806	43,569,265
Financial Services 2.5%
MasterCard, Inc., Class A	209,043	75,968,317
Insurance 1.7%
Chubb Ltd.	274,882	53,376,587
Total Financials		326,684,951
Health Care 15.1%
Biotechnology 3.8%
AbbVie, Inc.	415,289	66,184,608
BioMarin Pharmaceutical, Inc.(a)	230,977	22,460,204
Vertex Pharmaceuticals, Inc.(a)	92,549	29,159,413
Total		117,804,225
Health Care Equipment & Supplies 3.1%
Boston Scientific Corp.(a)	1,000,327	50,046,360
Intuitive Surgical, Inc.(a)	183,906	46,982,466
Total		97,028,826
Health Care Providers & Services 2.6%
Cigna Corp. (The)	150,193	38,378,817
Elevance Health, Inc.	90,339	41,538,776
Total		79,917,593
2	Columbia Variable Portfolio – Select Large Cap Equity Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 5.6%
Eli Lilly & Co.	166,074	57,033,133
Merck & Co., Inc.	579,846	61,689,816
Zoetis, Inc.	325,592	54,191,532
Total		172,914,481
Total Health Care		467,665,125
Industrials 10.2%
Building Products 1.4%
Trane Technologies PLC	243,310	44,764,174
Commercial Services & Supplies 3.0%
Cintas Corp.	105,642	48,878,440
Republic Services, Inc.	320,186	43,295,551
Total		92,173,991
Construction & Engineering 1.3%
MasTec, Inc.(a)	424,587	40,097,996
Electrical Equipment 1.5%
Eaton Corp. PLC	272,553	46,699,231
Ground Transportation 1.5%
Union Pacific Corp.	227,729	45,832,739
Machinery 1.5%
Parker-Hannifin Corp.	138,438	46,530,396
Total Industrials		316,098,527
Information Technology 28.6%
Communications Equipment 2.0%
Cisco Systems, Inc.	1,202,441	62,857,603
Electronic Equipment, Instruments & Components 1.4%
TE Connectivity Ltd.	332,970	43,669,016
Semiconductors & Semiconductor Equipment 7.8%
Broadcom, Inc.	101,837	65,332,509
Lam Research Corp.	85,398	45,271,188
NVIDIA Corp.	289,683	80,465,247
QUALCOMM, Inc.	398,436	50,832,465
Total		241,901,409
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 11.1%
Adobe, Inc.(a)	146,855	56,593,511
Microsoft Corp.	838,320	241,687,656
Palo Alto Networks, Inc.(a)	225,511	45,043,567
Total		343,324,734
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc.	1,183,153	195,101,930
Total Information Technology		886,854,692
Real Estate 2.6%
Industrial REITs 1.5%
Prologis, Inc.	368,880	46,025,158
Specialized REITs 1.1%
CubeSmart	777,641	35,942,567
Total Real Estate		81,967,725
Utilities 3.5%
Electric Utilities 1.8%
American Electric Power Co., Inc.	598,832	54,487,724
Multi-Utilities 1.7%
Ameren Corp.	625,622	54,047,484
Total Utilities		108,535,208
Total Common Stocks (Cost $2,633,972,767)		3,094,721,615

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(b),(c)	18,716,327	18,712,583
Total Money Market Funds (Cost $18,706,302)		18,712,583
Total Investments in Securities (Cost: $2,652,679,069)		3,113,434,198
Other Assets & Liabilities, Net		(11,512,078)
Net Assets		3,101,922,120

Columbia Variable Portfolio – Select Large Cap Equity Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	18,096,430	119,682,675	(119,069,172)	2,650	18,712,583	3,860	359,949	18,716,327
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Select Large Cap Equity Fund | First Quarter Report 2023

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1QT7071_12_B01_(05/23)